BANK AND OTHER BORROWINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 9 – BANK AND OTHER BORROWINGS

In December 2020, the Company obtained a revolving credit line in the principal amount of RMB750,000 (approximately $115,000) from Huaneng Guicheng Trust Co., Ltd, a financial institution in PRC, which bears interest at the base Loan Prime Rate of 3.85% plus 8.75%. The credit line is guaranteed by Yumin Lin, the Company’s Chief Executive Officer. The maturity date is on December 21, 2022.

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $141,000) from China Construction Bank, which bears interest at the base Loan Prime Rate of 3.85% plus 0.4%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on July 21, 2023.

The balance of the loans borrowed under these credit lines as of September 30, 2021 and December 31, 2020 was as follows:

	September 30, 2021	December 31, 2020
Loan from a trust in PRC	$83,100	$114,879
China Construction Bank	141,159	139,387
Total non-current borrowings	$224,259	$254,266

The total interest expense was $13,814 and $10,201 for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 12 – BANK AND OTHER BORROWINGS

In December 2020, the Company obtained a revolving credit line in the principal amount of RMB750,000 (approximately $115,000) from Huaneng Guicheng Trust Co., Ltd, a financial institution in PRC, which bears interest at the base Loan Prime Rate of 3.85% plus 8.75%. The credit line is guaranteed by Yumin Lin. The maturity date is on December 21, 2022.

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $139,000) from China Construction Bank, which bears interest at the base Loan Prime Rate of 3.85% plus 0.4%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on July 21, 2023.

The balance of the loans borrowed under these credit lines as of December 31, 2020 and 2019 were as follows:

	2020	2019
Bank loan from the trust in PRC	$114,879	$-
China Construction Bank	139,387	-
Total non-current borrowings	$254,266	$-

In July 2020, the Company obtained a loan from Hua Hui (Shenzhen) Education Management Ltd., which is a related party with Hongwei Ye being the supervisor, who is also the manager of one of the Company’s subsidiaries, in the total principal amount of RMB1,300,000 (approximately $199,000). The loan bears interest at the rate of 0.7% per month. In December 2020, the Company repaid the loan in full as well as the interest expense of $12,789.

The total interest expense was $14,325 (including $12,789 paid to the related party and $1,536 paid to the bank and financial institution) and $11 for the years ended December 31, 2020 and 2019, respectively.